Operations - Additional Information (Detail) $ in Millions				3 Months Ended	12 Months Ended
	Nov. 11, 2021 USD ($)	Sep. 30, 2021 Jets	Mar. 31, 2021 Jets	Dec. 31, 2021 USD ($) Aircraft shares	Dec. 31, 2021 USD ($) Jets Aircraft Phenom shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 09, 2022 Aircraft	Jan. 11, 2022 USD ($)	Nov. 12, 2021	Oct. 28, 2021 USD ($)
Nature of operations [line items]
Termination Settlement Of Residual Value Guarantees											$ 18.0
Sale of stock price per share									$ 172.0
Assets Held For Sale	$ 50.1
Other operating expense	45.1				$ (49.8)	$ (374.7)	$ (346.8)
Income Tax Expense	5.0				70.9	$ 93.1	$ 130.3
Impairment Charges	$ 0.0
Financial expense net				$ 50.3	$ 50.3
Aircraft E175-E1 [member] | Overland Airways [member]
Nature of operations [line items]
Number of aircraft orders received from customer | Aircraft				3
Aircraft E2 Family [member] | Azorra [member]
Nature of operations [line items]
Number of aircraft orders received from customer | Aircraft				20
Phenom [Member]
Nature of operations [line items]
Number Of Aircraft Order Received | Phenom					100
Jet [Member]
Nature of operations [line items]
Number Of Aircraft Order Received | Jets		30	9		300
Proceeds from Sale of Aircraft					$ 1,200.0
Property Plant And Equipment Number Of Aircraft Sold | Jets					93
Jet [Member] | Aircraft E175-E1 [member]
Nature of operations [line items]
Number Of Aircraft Order Received | Jets		16
Embraer Aircraft Holding Inc [member]
Nature of operations [line items]
Number Of Shares Acquired | shares					237,500,000
NumberOfOutstandingShares(In%)				82.00%	82.00%
Number Of Shares Issued | shares				220,000,000	220,000,000
Number Of Shares Issued | shares				17,500,000	17,500,000
Proceeds from issue of ordinary shares					$ 237.0
Zanite Acquisition Corp [Member]
Nature of operations [line items]
Cash Contribution				$ 175.0	175.0
Embraer [Member]
Nature of operations [line items]
Cash Contribution				305.0	305.0
Price Protection Commitment				$ 30.0	$ 30.0
Executive Jets business unit [Member]
Nature of operations [line items]
Increase In Production Percentage Of Aircraft					8.00%
Brazilian Air Force [member] | Related parties [member]
Nature of operations [line items]
Contract with customer contract amendments cumulative adjustment percentage										25.00%
Contract with customer number of aircrafts agreed to sell | Aircraft				28	28			22